Shareholders' Equity - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended			36 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2000
Shareholders' Equity [Line Items]
Number of shares outstanding	88,230,125
Maximum number of shares that may yet be purchased	4,424,760
Stock repurchase program, number of shares authorized to be repurchased	0		47,500,000		10,000,000
Aggregate number of shares repurchased	43,100,000
Aggregate value of shares repurchased	$ 2,341
Common shares sold from treasury stock	5,000,000
Repurchased shares remain in treasury stock	14,600,000	14,700,000
Equity Offering
Shareholders' Equity [Line Items]
Common shares sold from treasury stock				23,600,000
Stock Incentive Plan
Shareholders' Equity [Line Items]
Common shares sold from treasury stock	100,000	300,000	500,000